Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Class N
Average Annual Return, Percent	50.12%	15.14%	12.46%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Chase Growth Fund Institutional Class
Average Annual Return, Percent	50.23%	15.25%	12.61%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Lipper Multi-Cap Growth Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Average Annual Return, Percent	36.58%	14.33%	12.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Lipper Multi-Cap Growth Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Cap Growth Fund Index
Average Annual Return, Percent	36.58%	14.33%	12.67%